Securitized Mortgage Trusts - Change in Fair Value of Net Trust Assets (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Change in fair value of net trust assets, including trust REO gains:
Change in fair value of net trust assets, excluding REO	$ 9,248	$ (3,544)	$ 6,471	$ (13,081)
(Losses) gains from trust REO		1,871	111	7,393
Change in fair value of net trust assets, including trust REO gains (losses)	$ 9,248	$ (1,673)	$ 6,582	$ (5,688)